Quarterly Financial Results (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Quarterly Financial Information [Line Items]
Interest income		$ 7,207	$ 5,813	$ 5,397	$ 4,943	$ 4,906	$ 4,656	$ 4,160	$ 3,989
Interest expense	659	671	648	568	515	520	497	445	439	2,402	1,901	2,005
Net interest income	6,767	6,536	5,165	4,829	4,428	4,386	4,159	3,715	3,550	20,958	15,810	13,532
Provision for loan losses		686	2,068	325	176	284	140	165	361
Noninterest income	2,349	18,399	2,175	2,059	623	362	319	316	327	23,256	1,324	768
Noninterest expense	7,835	8,891	4,961	5,349	4,493	3,731	3,707	3,049	2,752	23,694	13,239	10,823
Net income before income taxes	1,031	15,358	311	1,214	382	733	631	817	764	17,265	2,945	2,759
Income tax expenses	382	6,185	75	477	116	177	223	303	281	6,853	984	1,138
Net income	649	9,173	236	737	266	556	408	514	483	10,412	1,961	1,621
Preferred stock Dividends	31	32	31	32	31	31	32	33	69	126	165	616
Net income available to common shareholders	$ 618	$ 9,141	$ 205	$ 705	$ 235	$ 525	$ 376	$ 481	$ 414	$ 10,286	$ 1,796	$ 1,005
Net income per common share, basic (in dollars per share)	$ 0.15	$ 2.23	$ 0.05	$ 0.17	$ 0.06	$ 0.13	$ 0.09	$ 0.12	$ 0.1	$ 2.53	$ 0.44	$ 0.31
Net income per common share, diluted (in dollars per share)	$ 0.15	$ 2.18	$ 0.05	$ 0.17	$ 0.06	$ 0.13	$ 0.09	$ 0.12	$ 0.1	$ 2.48	$ 0.44	$ 0.31